Segment Information (Net Revenues Classified Based on Therapeutic Product Categories) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Product Information [Line Items]
Net sales	$ 7,646.5		$ 6,856.6		$ 6,750.2
Allergy
Product Information [Line Items]
Net sales	1,017.5		850.2		741.5
Anti-infectives
Product Information [Line Items]
Net sales	1,264.4		1,080.3		1,034.3
Cardiovascular
Product Information [Line Items]
Net sales	955.9		1,162.3		1,156.3
Central Nervous System
Product Information [Line Items]
Net sales	1,318.6		1,393.3		1,473.9
Dermatological
Product Information [Line Items]
Net sales	223.8		247.9		157.3
Endocrine and Metabolic
Product Information [Line Items]
Net sales	778.7		568.3		645.9
Gastrointestinal
Product Information [Line Items]
Net sales	344.6		365.8		418.9
Renal and Genitourinary Agents
Product Information [Line Items]
Net sales	609.5		191.1		164.8
Respiratory System
Product Information [Line Items]
Net sales	252.3		259.7		229.3
Other
Product Information [Line Items]
Net sales	$ 881.2	[1]	$ 737.7	[1]	$ 728.0	[1]
Net Revenues
Product Information [Line Items]
Therapeutic class disclosure threshold	5.00%		5.00%		5.00%

[1]	(1) Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net sales.